Other Accounts Payable (Tables)	6 Months Ended
Jun. 30, 2023
Other Accounts Payable [Abstract]
Schedule of Other Accounts Payable
	June 30, 2023	December 31, 2022

Employees’ salaries and related liabilities	454	396
Related parties	365	332
Accrued expenses	533	470
Other	20	19
Total	1,372	1,217